Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging Activities
Note 8: Derivative Financial Instruments and Hedging Activities
The Company is exposed to certain risks arising from both business operations and economic conditions, including interest rate risk and foreign exchange risk. To mitigate the impact of interest rate and foreign exchange risk, the Company enters into derivative financial instruments. The Company maintains the majority of its overall interest rate exposure on floating rate borrowings to a fixed-rate basis, primarily with interest rate swap agreements. The Company manages exposure to foreign exchange fluctuations primarily through short-term forward contracts.
Interest Rate Derivative Instruments
As of December 31, 2018, the Company's active interest rate hedging instruments consist of four interest rate swap agreements designated as cash flow hedges, expiring in August 2025, further described below. The Company's hedge asset balances as December 31, 2018 relate solely to these interest rate swaps.
During 2018, the Company made the below changes to its historical hedging program, which included terminating and monetizing all of its previous designated interest rate cash flow hedging instruments.
In February 2018, the Company elected to terminate and monetize eight interest rate cap agreements and received a $34.5 million cash settlement in exchange for its net hedge asset. Amounts relating to these terminated derivatives recorded in Accumulated other comprehensive income in the consolidated balance sheets will be amortized into earnings over the remaining life of the original contracts, which were scheduled to expire between October 2019 and August 2021. Subsequently, the Company entered into eight interest rate cap agreements with identical terms, one expiring October 2019, three expiring May 2021, one expiring July 2021 and three expiring August 2021.
In August 2018, the Company extinguished the 2014 Credit Agreement and as a result the Company de-designated hedge accounting on its eight interest rate cap and five interest rate swap agreements. Refer to Note 9: Long-term Debt and Other Borrowings for additional information. Subsequently, in September 2018, the Company elected to terminate its eight interest rate cap and five interest rate swap agreements, receiving a $9.6 million cash settlement in exchange for its net hedge asset. For the year ended December 31, 2018, the Company recognized a $0.7 million gain directly in earnings as a result of the changes in the fair value of the interest rate caps and interest rate swaps from the date of de-designation to the date of termination. Amounts relating to these terminated derivatives recorded in Accumulated other comprehensive loss in the consolidated balance sheets will be amortized into earnings over the remaining life of the original contracts, which were scheduled to expire between October 2019 and August 2021. As discussed above, subsequently, the Company entered into four interest rate swap agreements designated as cash flow hedges, expiring in August 2025.
The Company did not recognize any significant income or loss due to hedge ineffectiveness related to interest rate swap and cap agreements for the years ended December 31, 2018, 2017 and 2016. The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recorded in Accumulated other comprehensive loss in the consolidated balance sheets and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. As of December 31, 2018 and 2017, there were $16.5 million and $26.9 million in pre-tax gains, respectively, included in Accumulated other comprehensive loss related to these agreements, which will be reclassified to Interest expense as interest payments are made in accordance with the 2018 Credit Agreement; refer to Note 9: Long-term Debt and Other Borrowings for discussion of these agreements. During the next twelve months, the Company estimates that pre-tax gains of $12.8 million will be reclassified to Interest expense on the consolidated statements of operations.
Foreign Exchange Derivative Instruments
In August and September 2018, the Company elected to terminate its cross-currency interest rate swap agreements and received a $13.9 million cash settlement in exchange for its net hedge asset. As a result of terminating the cross-currency interest rate swap agreements, a loss of $0.9 million was immediately recognized in earnings.
The Company did not recognize any significant income or loss due to hedge ineffectiveness related to cross-currency interest rate swap agreements for the years ended December 31, 2018, 2017 and 2016. The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow or net investment hedges is recorded in Accumulated other comprehensive loss in the consolidated balance sheets and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. As of December 31, 2018 and 2017, there were $0.3 million and $3.4 million in pre-tax gains, respectively, included in Accumulated other comprehensive loss in the consolidated balance sheets related to these agreements. Amounts remaining as of December 31, 2018 relate to net investments, which will remain in Accumulated other comprehensive loss in the consolidated balance sheets indefinitely until the Company disposes of the underlying investment.
Non-designated Foreign Exchange Derivative Instruments
Additionally, the Company enters into short-term forward contracts to mitigate the risk of fluctuations in foreign currency exchange rates that would adversely impact some of the Company’s foreign currency denominated transactions. Hedge accounting was not elected for any of these contracts. As such, changes in the fair values of these contracts are recorded directly in earnings. There were gains of $1.0 million, losses of $3.1 million and gains of $1.7 million included in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, the Company had 23 and 24 foreign currency exchange forward contracts outstanding covering a notional amount of $406.6 million and $277.5 million, respectively. As of December 31, 2018 and 2017, the fair value of forward contracts disclosed above were included in Other current assets and Other current liabilities in the consolidated balance sheets. The Company does not net these derivatives in the consolidated balance sheets. As of December 31, 2018 and 2017, the Company has not posted and does not hold any collateral related to these agreements.
The following table presents the fair value of derivatives as of December 31, 2018 and 2017 (in millions):

		December 31, 2018		December 31, 2017
		Assets	Liabilities	Assets	Liabilities
Derivative Instrument	Notional	Fair Value	Fair Value	Fair Value	Fair Value
Designated:
Cash flow hedges:
Cross-currency interest rate swaps	$—	$—	$—	$7.1	$0.4
Interest rate swaps	1,800.0	—	25.1	0.5	—
Interest rate caps	—	—	—	8.9	—
Net investment hedges:
Foreign currency net investment hedges	—	—	—	—	0.7
Non-designated:
Foreign currency forward contracts	406.6	0.5	0.8	0.8	2.2

The fair value of derivative assets is included within Other non-current assets and the fair value of derivative liabilities is included within Other non-current liabilities in the consolidated balance sheets. The Company does not net derivatives in the consolidated balance sheets.
The following tables presents the effect of derivatives designated as hedges, net of applicable income taxes, in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Beginning Accumulated Other Comprehensive Loss (Gain)	Amount of Loss (Gain) Recognized in Other Comprehensive Loss on Derivatives (Effective Portion)(1)	Amount of (Loss) Gain Reclassified from Accumulated Other Comprehensive Loss into Statement of Operations (Effective Portion)(2)	Ending Accumulated Other Comprehensive Loss (Gain)
Year Ended December 31, 2016
Foreign currency cash flow hedges	$0.1	$(13.2)	$14.0	$0.9
Foreign currency net investment hedges	(2.3)	0.4	—	(1.9)
Interest rate cash flow hedges	4.7	(18.2)	(2.9)	(16.4)
	$2.5	$(31.0)	$11.1	$(17.4)
Year Ended December 31, 2017
Foreign currency cash flow hedges	$0.9	$11.0	$(9.7)	$2.2
Foreign currency net investment hedges	(1.9)	2.6	—	0.7
Interest rate cash flow hedges	(16.4)	1.0	(7.1)	(22.5)
	$(17.4)	$14.6	$(16.8)	$(19.6)
Year Ended December 31, 2018
Foreign currency cash flow hedges	$2.2	$(7.3)	$5.1	$—
Foreign currency net investment hedges	0.7	(1.3)	—	(0.6)
Interest rate cash flow hedges	(22.5)	1.1	8.1	(13.3)
	$(19.6)	$(7.5)	$13.2	$(13.9)
(1) Amount is net of related income tax expense (benefit) of $0.7 million, $(2.9) million and $5.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.
(2) Amount is net of related income tax (expense) benefit of $(1.9) million, $3.7 million and $(1.9) million for the years ended December 31, 2018, 2017 and 2016, respectively.
Gains of $9.8 million, losses of $8.4 million and $3.5 million were reclassified into earnings during the years ended December 31, 2018, 2017 and 2016, respectively, relating to interest rate hedges and were recognized in Interest expense on the consolidated statements of operations.
Gains of $0.2 million and $5.1 million were reclassified into earnings during the year ended December 31, 2018 relating to foreign currency cash flow hedges and were recognized in Interest expense and Operating, administrative and other, respectively, in the consolidated statements of operations.
Losses of $0.1 million and $12.0 million were reclassified into earnings during the year ended December 31, 2017 relating to foreign currency cash flow hedges and were recognized in Interest expense and Operating, administrative and other, respectively, in the consolidated statements of operations.
Gains of $0.2 million and $16.3 million were reclassified into earnings during the year ended December 31, 2016 relating to foreign currency cash flow hedges and were recognized in Interest expense and Operating, administrative and other, respectively, in the consolidated statements of operations.
Note 8: Derivative Financial Instruments and Hedging Activities
The Company is exposed to certain risks arising from both business operations and economic conditions, including interest rate risk and foreign exchange risk. To mitigate the impact of interest rate and foreign exchange risk, the Company enters into derivative financial instruments. The Company maintains the majority of its overall interest rate exposure on floating rate borrowings to a fixed-rate basis, primarily with interest rate swap agreements. The Company manages exposure to foreign exchange fluctuations primarily through short-term forward contracts.
Interest Rate Derivative Instruments
As of December 31, 2018, the Company's active interest rate hedging instruments consist of four interest rate swap agreements designated as cash flow hedges, expiring in August 2025, further described below. The Company's hedge asset balances as December 31, 2018 relate solely to these interest rate swaps.
During 2018, the Company made the below changes to its historical hedging program, which included terminating and monetizing all of its previous designated interest rate cash flow hedging instruments.
In February 2018, the Company elected to terminate and monetize eight interest rate cap agreements and received a $34.5 million cash settlement in exchange for its net hedge asset. Amounts relating to these terminated derivatives recorded in Accumulated other comprehensive income in the consolidated balance sheets will be amortized into earnings over the remaining life of the original contracts, which were scheduled to expire between October 2019 and August 2021. Subsequently, the Company entered into eight interest rate cap agreements with identical terms, one expiring October 2019, three expiring May 2021, one expiring July 2021 and three expiring August 2021.
In August 2018, the Company extinguished the 2014 Credit Agreement and as a result the Company de-designated hedge accounting on its eight interest rate cap and five interest rate swap agreements. Refer to Note 9: Long-term Debt and Other Borrowings for additional information. Subsequently, in September 2018, the Company elected to terminate its eight interest rate cap and five interest rate swap agreements, receiving a $9.6 million cash settlement in exchange for its net hedge asset. For the year ended December 31, 2018, the Company recognized a $0.7 million gain directly in earnings as a result of the changes in the fair value of the interest rate caps and interest rate swaps from the date of de-designation to the date of termination. Amounts relating to these terminated derivatives recorded in Accumulated other comprehensive loss in the consolidated balance sheets will be amortized into earnings over the remaining life of the original contracts, which were scheduled to expire between October 2019 and August 2021. As discussed above, subsequently, the Company entered into four interest rate swap agreements designated as cash flow hedges, expiring in August 2025.
The Company did not recognize any significant income or loss due to hedge ineffectiveness related to interest rate swap and cap agreements for the years ended December 31, 2018, 2017 and 2016. The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recorded in Accumulated other comprehensive loss in the consolidated balance sheets and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. As of December 31, 2018 and 2017, there were $16.5 million and $26.9 million in pre-tax gains, respectively, included in Accumulated other comprehensive loss related to these agreements, which will be reclassified to Interest expense as interest payments are made in accordance with the 2018 Credit Agreement; refer to Note 9: Long-term Debt and Other Borrowings for discussion of these agreements. During the next twelve months, the Company estimates that pre-tax gains of $12.8 million will be reclassified to Interest expense on the consolidated statements of operations.
Foreign Exchange Derivative Instruments
In August and September 2018, the Company elected to terminate its cross-currency interest rate swap agreements and received a $13.9 million cash settlement in exchange for its net hedge asset. As a result of terminating the cross-currency interest rate swap agreements, a loss of $0.9 million was immediately recognized in earnings.
The Company did not recognize any significant income or loss due to hedge ineffectiveness related to cross-currency interest rate swap agreements for the years ended December 31, 2018, 2017 and 2016. The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow or net investment hedges is recorded in Accumulated other comprehensive loss in the consolidated balance sheets and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. As of December 31, 2018 and 2017, there were $0.3 million and $3.4 million in pre-tax gains, respectively, included in Accumulated other comprehensive loss in the consolidated balance sheets related to these agreements. Amounts remaining as of December 31, 2018 relate to net investments, which will remain in Accumulated other comprehensive loss in the consolidated balance sheets indefinitely until the Company disposes of the underlying investment.
Non-designated Foreign Exchange Derivative Instruments
Additionally, the Company enters into short-term forward contracts to mitigate the risk of fluctuations in foreign currency exchange rates that would adversely impact some of the Company’s foreign currency denominated transactions. Hedge accounting was not elected for any of these contracts. As such, changes in the fair values of these contracts are recorded directly in earnings. There were gains of $1.0 million, losses of $3.1 million and gains of $1.7 million included in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, the Company had 23 and 24 foreign currency exchange forward contracts outstanding covering a notional amount of $406.6 million and $277.5 million, respectively. As of December 31, 2018 and 2017, the fair value of forward contracts disclosed above were included in Other current assets and Other current liabilities in the consolidated balance sheets. The Company does not net these derivatives in the consolidated balance sheets. As of December 31, 2018 and 2017, the Company has not posted and does not hold any collateral related to these agreements.
The following table presents the fair value of derivatives as of December 31, 2018 and 2017 (in millions):

		December 31, 2018		December 31, 2017
		Assets	Liabilities	Assets	Liabilities
Derivative Instrument	Notional	Fair Value	Fair Value	Fair Value	Fair Value
Designated:
Cash flow hedges:
Cross-currency interest rate swaps	$—	$—	$—	$7.1	$0.4
Interest rate swaps	1,800.0	—	25.1	0.5	—
Interest rate caps	—	—	—	8.9	—
Net investment hedges:
Foreign currency net investment hedges	—	—	—	—	0.7
Non-designated:
Foreign currency forward contracts	406.6	0.5	0.8	0.8	2.2

The fair value of derivative assets is included within Other non-current assets and the fair value of derivative liabilities is included within Other non-current liabilities in the consolidated balance sheets. The Company does not net derivatives in the consolidated balance sheets.
The following tables presents the effect of derivatives designated as hedges, net of applicable income taxes, in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Beginning Accumulated Other Comprehensive Loss (Gain)	Amount of Loss (Gain) Recognized in Other Comprehensive Loss on Derivatives (Effective Portion)(1)	Amount of (Loss) Gain Reclassified from Accumulated Other Comprehensive Loss into Statement of Operations (Effective Portion)(2)	Ending Accumulated Other Comprehensive Loss (Gain)
Year Ended December 31, 2016
Foreign currency cash flow hedges	$0.1	$(13.2)	$14.0	$0.9
Foreign currency net investment hedges	(2.3)	0.4	—	(1.9)
Interest rate cash flow hedges	4.7	(18.2)	(2.9)	(16.4)
	$2.5	$(31.0)	$11.1	$(17.4)
Year Ended December 31, 2017
Foreign currency cash flow hedges	$0.9	$11.0	$(9.7)	$2.2
Foreign currency net investment hedges	(1.9)	2.6	—	0.7
Interest rate cash flow hedges	(16.4)	1.0	(7.1)	(22.5)
	$(17.4)	$14.6	$(16.8)	$(19.6)
Year Ended December 31, 2018
Foreign currency cash flow hedges	$2.2	$(7.3)	$5.1	$—
Foreign currency net investment hedges	0.7	(1.3)	—	(0.6)
Interest rate cash flow hedges	(22.5)	1.1	8.1	(13.3)
	$(19.6)	$(7.5)	$13.2	$(13.9)
(1) Amount is net of related income tax expense (benefit) of $0.7 million, $(2.9) million and $5.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.
(2) Amount is net of related income tax (expense) benefit of $(1.9) million, $3.7 million and $(1.9) million for the years ended December 31, 2018, 2017 and 2016, respectively.
Gains of $9.8 million, losses of $8.4 million and $3.5 million were reclassified into earnings during the years ended December 31, 2018, 2017 and 2016, respectively, relating to interest rate hedges and were recognized in Interest expense on the consolidated statements of operations.
Gains of $0.2 million and $5.1 million were reclassified into earnings during the year ended December 31, 2018 relating to foreign currency cash flow hedges and were recognized in Interest expense and Operating, administrative and other, respectively, in the consolidated statements of operations.
Losses of $0.1 million and $12.0 million were reclassified into earnings during the year ended December 31, 2017 relating to foreign currency cash flow hedges and were recognized in Interest expense and Operating, administrative and other, respectively, in the consolidated statements of operations.
Gains of $0.2 million and $16.3 million were reclassified into earnings during the year ended December 31, 2016 relating to foreign currency cash flow hedges and were recognized in Interest expense and Operating, administrative and other, respectively, in the consolidated statements of operations.